CONVERTIBLE PROMISSORY NOTES - Schedule of Convertible Notes (Details) (Convertible Promissory Notes, USD $)	Sep. 30, 2012	Dec. 31, 2011
Convertible Promissory Notes
Debt		$ 1,015,604
Less: debt discount		(897,117)
Convertible promissory notes, net		$ 118,487